COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - CNY (¥)		12 Months Ended
	Aug. 11, 2011	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Purchase commitments
License fee		¥ 7,423,118	¥ 4,823,101	¥ 4,991,524
Purchase commitments
Purchase commitments
Period covered by the purchase agreement	10 years
2018		4,838,400
2019		1,296,000
Total		6,134,400
License fee		¥ 3,485,967	¥ 2,642,777	¥ 2,282,288
Purchase commitments | Minimum
Purchase commitments
Written notice period required to terminate agreement	12 months